Warranty (Tables)	12 Months Ended
Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Schedule of Company's Warranty Accruals
The following is a continuity of the Company’s warranty accruals:

	2021	2020
Balance, beginning of year	$284	$252
Expense, net	82	164
Settlements	(111)	(165)
Business combination	2	21
Foreign exchange and other	(10)	12

	$247	$284